Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 49.3%
Associated Banc-Corp.	84,447	$1,829,966
BancorpSouth Bank	49,003	1,464,700
Bank of America Corp.	4,034,938	123,791,898
Bank of Hawaii Corp.	18,830	1,605,257
Bank OZK	61,962	1,894,798
BankUnited Inc.	51,020	1,755,598
BB&T Corp.	349,496	18,009,529
BOK Financial Corp.	14,418	1,206,498
Cathay General Bancorp.	40,536	1,508,750
CIT Group Inc.	44,103	2,229,407
Citigroup Inc.	931,316	66,272,447
Citizens Financial Group Inc.	209,154	7,793,078
Comerica Inc.	70,358	5,150,206
Commerce Bancshares Inc.	48,252	2,935,169
Cullen/Frost Bankers Inc.	28,897	2,743,481
East West Bancorp. Inc.	66,611	3,197,994
Fifth Third Bancorp.	331,806	9,851,320
First Citizens BancShares Inc./NC, Class A	4,382	2,046,482
First Financial Bankshares Inc.	68,222	2,234,270
First Hawaiian Inc.	49,142	1,315,040
First Horizon National Corp.	144,448	2,368,947
First Republic Bank/CA	75,218	7,473,660
FNB Corp.	165,251	1,991,275
Fulton Financial Corp.	89,320	1,518,440
Glacier Bancorp. Inc.	34,055	1,427,245
Hancock Whitney Corp.	44,110	1,831,447
Home BancShares Inc./AR	81,056	1,594,372
Huntington Bancshares Inc./OH	477,725	6,807,581
IBERIABANK Corp.	24,962	1,961,264
International Bancshares Corp.	25,046	942,481
Investors Bancorp. Inc.	105,271	1,195,879
JPMorgan Chase & Co.	1,480,244	171,708,304
KeyCorp.	460,132	8,452,625
M&T Bank Corp.	62,360	10,242,630
PacWest Bancorp.	54,471	2,104,215
People’s United Financial Inc.	180,539	2,964,450
Pinnacle Financial Partners Inc.	33,110	2,011,101
PNC Financial Services Group Inc. (The)	205,993	29,436,400
Popular Inc.	44,222	2,545,418
Prosperity Bancshares Inc.	33,265	2,308,258
Regions Financial Corp.	462,434	7,366,574
Signature Bank/New York NY	25,212	3,213,521
Sterling Bancorp./DE	95,842	2,094,148
SunTrust Banks Inc.	202,520	13,487,832
SVB Financial Group(a)	23,900	5,544,083
Synovus Financial Corp.	77,266	2,949,243
TCF Financial Corp.	74,807	1,599,374
TCF Financial Corp., New	32,768	1,377,567
Texas Capital Bancshares Inc.(a)	23,028	1,449,152
Trustmark Corp.	29,334	1,042,530
U.S. Bancorp.	682,879	39,026,535
UMB Financial Corp.	23,241	1,586,431
Umpqua Holdings Corp.	112,498	1,964,215
United Bankshares Inc./WV	46,531	1,749,100
Valley National Bancorp.	170,004	1,897,245
Webster Financial Corp.	42,261	2,155,311
Wells Fargo & Co.	1,845,715	89,351,063
Western Alliance Bancorp.(a)	48,061	2,376,136

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	28,764	$2,057,777
Zions Bancorp. N.A	83,432	3,760,280

		705,769,997

Capital Markets — 24.3%
Affiliated Managers Group Inc.	23,473	2,013,749
Ameriprise Financial Inc.	61,103	8,891,097
Bank of New York Mellon Corp. (The)	401,965	18,860,198
BGC Partners Inc., Class A	162,841	897,254
BlackRock Inc.(b)	54,294	25,392,218
Cboe Global Markets Inc.	51,017	5,576,668
Charles Schwab Corp. (The)	542,164	23,432,328
CME Group Inc.	163,345	31,757,535
E*TRADE Financial Corp.	111,855	5,457,405
Eaton Vance Corp., NVS	56,713	2,523,728
Evercore Inc., Class A	21,133	1,825,257
FactSet Research Systems Inc.	17,480	4,847,204
Federated Investors Inc., Class B	49,859	1,732,600
Franklin Resources Inc.	134,511	4,389,094
Goldman Sachs Group Inc. (The)	155,251	34,175,403
Interactive Brokers Group Inc., Class A	38,353	1,965,975
Intercontinental Exchange Inc.	257,295	22,605,939
Invesco Ltd.	182,556	3,503,250
Janus Henderson Group PLC	65,998	1,324,580
Lazard Ltd., Class A	59,501	2,303,284
Legg Mason Inc.	44,954	1,692,968
LPL Financial Holdings Inc.	38,145	3,199,221
MarketAxess Holdings Inc.	17,216	5,802,481
Moody’s Corp.	75,266	16,132,514
Morgan Stanley	583,386	25,995,680
Morningstar Inc.	9,748	1,481,501
MSCI Inc.	38,648	8,782,371
Nasdaq Inc.	52,976	5,105,297
Northern Trust Corp.	99,326	9,733,948
Raymond James Financial Inc.	57,730	4,657,079
S&P Global Inc.	112,288	27,504,946
SEI Investments Co.	58,540	3,488,399
State Street Corp.	170,279	9,891,507
Stifel Financial Corp.	35,668	2,133,303
T Rowe Price Group Inc.	107,906	12,235,461
TD Ameritrade Holding Corp.	121,209	6,193,780

		347,505,222

Consumer Finance — 7.1%
Ally Financial Inc.	181,268	5,965,530
American Express Co.	312,464	38,861,148
Capital One Financial Corp.	214,278	19,803,573
Credit Acceptance Corp.(a)	5,510	2,633,945
Discover Financial Services	147,719	13,256,303
FirstCash Inc.	19,765	1,989,150
Green Dot Corp., Class A(a)	26,081	1,322,046
Navient Corp.	97,966	1,386,219
OneMain Holdings Inc.	34,345	1,423,600
PRA Group Inc.(a)	27,494	855,888
Santander Consumer USA Holdings Inc.	51,762	1,392,915
SLM Corp.	219,920	2,003,471
Synchrony Financial	289,377	10,382,847

		101,276,635

Diversified Financial Services — 0.2%
AXA Equitable Holdings Inc.	114,754	2,579,670

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 0.4%
Fidelity National Financial Inc.	125,541	$5,383,198

IT Services — 17.7%
Mastercard Inc., Class A.	410,118	111,662,828
Visa Inc., Class A	793,510	141,244,780

		252,907,608

Thrifts & Mortgage Finance — 0.8%
Capitol Federal Financial Inc.	65,183	890,400
Essent Group Ltd.(a)	49,294	2,275,411
MGIC Investment Corp.(a)	178,306	2,291,232
New York Community Bancorp. Inc.	214,255	2,470,360
Radian Group Inc.	95,320	2,173,296
TFS Financial Corp.	35,928	645,267
Washington Federal Inc.	36,836	1,347,461

		12,093,427

Total Common Stocks — 99.8% (Cost: $1,312,017,726)		1,427,515,757

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	837,000	$837,000

Total Short-Term Investments — 0.0% (Cost: $837,000)		837,000

Total Investments in Securities — 99.8% (Cost: $1,312,854,726)		1,428,352,757

Other Assets, Less Liabilities — 0.2%		2,161,790

Net Assets — 100.0%		$1,430,514,547

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	702,900	134,100	(a)	—	837,000	$837,000	$7,704	$—	$—
BlackRock Inc.	56,393	6,824		(8,923)	54,294	25,392,218	184,704	551,207	(1,627,340)

						$26,229,218	$192,408	$551,207	$(1,627,340)

(a)	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,427,515,757	$—	$—	$1,427,515,757
Money Market Funds	837,000	—	—	837,000

	$1,428,352,757	$—	$—	$1,428,352,757

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2